Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share
Schedule of Basic and Diluted Earning per share

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
(Loss)/profit attributable to equity holders	(94)	63	(74)

	2018	2017	2016
Weighted average number of common shares for basic EPS (millions of shares)	236.3	229.6	202.0
(Loss)/profit per share	$(0.40)	$0.27	$(0.37)